NET LOANS RECEIVABLE (Schedule of Performing and Non-Performing Loans) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	$ 67,410	$ 78,077
Consumer Loan [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	2,875	2,945
Performing Financing Receivable [Member] | First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	67,410	78,077
Performing Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	2,875	2,945
Nonperforming Financing Receivable [Member] | First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable
Nonperforming Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable